Note 2 - Investment Securities	12 Months Ended
Dec. 31, 2022
Notes to Financial Statements
Investments in Debt and Marketable Equity Securities (and Certain Trading Assets) Disclosure [Text Block]

Note 2. Investment Securities

(in thousands)

The amortized cost and estimated fair value of securities available-for-sale and the corresponding amounts of gross unrealized gains and losses recognized in accumulated other comprehensive (loss) income at December 31, 2022 and 2021 were as follows:

		Gross	Gross
	Amortized	Unrealized	Unrealized
2022	Cost	Gains	Losses	Fair Value
Securities available-for-sale
Mortgage-backed securities	$107,055	$-	$10,083	$96,972
State, County, Municipals	134,906	-	30,993	103,913
Other securities	500	-	63	437
Total	$242,461	$-	$41,139	$201,322

		Gross	Gross
	Amortized	Unrealized	Unrealized
2021	Cost	Gains	Losses	Fair Value
Securities available-for-sale
Obligations of U.S. Government agencies	$4,969	$-	$269	$4,700
Mortgage-backed securities	411,729	42	12,180	399,591
State, County, Municipals	230,359	700	4,008	227,051
Other securities	500	-	7	493
Total	$647,557	$742	$16,464	$631,835

The amortized cost and estimated fair value of securities HTM and the corresponding amounts of gross unrealized gains and losses at December 31, 2022 were as follows:

		Gross	Gross
	Amortized	Unrealized	Unrealized
2022	Cost	Gains	Losses	Fair Value
Securities held-to-maturity
Obligations of U.S. Government agencies	$4,002	$-	$367	$3,635
Mortgage-backed securities	309,748	-	24,654	285,094
State, County, Municipals	92,840	-	6,277	86,563
Total	$406,590	$-	$31,298	$375,292

There were no securities held-to-maturity at December 31, 2021.

The following tables show the gross unrealized losses and fair value of the Company’s investments classified as AFS and HTM investments with unrealized losses that are not deemed to be other-than-temporarily impaired, aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position, at December 31, 2022 and 2021.

A summary of unrealized loss information for AFS and HTM securities, categorized by security type follows:

December 31, 2022
Available-for-sale	Less than 12 months		12 months or more		Total
Description of Securities	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses

Mortgage backed securities	$70,652	$3,838	$26,320	$6,245	$96,972	$10,083
State, County, Municipal	45,200	9,027	58,713	21,966	103,913	30,993
Other securities	-	-	437	63	437	63

Total	$115,852	$12,865	$85,470	$28,274	$201,322	$41,139

Held-to-maturity	Less than 12 months		12 months or more		Total
Description of Securities	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses

Obligations of U.S. Government agencies	$-	$-	$3,635	$367	$3,635	$367
Mortgage backed securities	17,882	1,333	267,212	23,321	285,094	24,654
State, County, Municipal	15,059	781	71,504	5,496	86,563	6,277

Total	$32,941	$2,114	$342,351	$29,184	$375,292	$31,298

December 31, 2021
Available-for-sale	Less than 12 months		12 months or more		Total
Description of Securities	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses

Obligations of U.S. Government agencies	$4,700	$269	$-	$-	$4,700	$269
Mortgage backed securities	376,644	11,535	19,986	645	396,630	12,180
State, County, Municipal	175,520	4,008	119	-	175,639	4,008
Other securities	-	-	493	7	493	7

Total	$556,864	$15,812	$20,598	$652	$577,462	$16,464

The unrealized losses shown above are due to increases in market rates over the yields available at the time of purchase of the underlying securities and not credit quality. The Company does not intend to sell any of the securities in an unrealized loss position, and it is more likely than not that the Company will not be required to sell any such security prior to the recovery of its amortized cost basis, which may be at maturity. None of the unrealized losses disclosed in the previous tables are related to credit deterioration. As such, the Company did not record any other-than-temporary impairment for the years ended December 31, 2022 or 2021.

The amortized cost and estimated fair value of securities at December 31, 2022, by contractual maturity and investment type, are shown below. Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

	Available-for-sale		Held-to-maturity
	Amortized Cost	Fair Value	Amortized Cost	Fair Value

Due in one year or less	$721	$657	$-	$-
Due after one year through five years	3,152	3,042	-	-
Due after five years through ten years	5,275	4,853	-	-
Due after ten years	126,258	95,798	96,842	90,198
Residential mortgage backed securities	94,226	84,481	250,615	230,771
Commercial mortgage backed securities	12,829	12,491	59,133	54,323

Total	$242,461	$201,322	$406,590	$375,292

	Available-for-sale		Held-to-maturity
	Amortized Cost	Fair Value	Amortized Cost	Fair Value
December 31, 2021
Due in one year or less	$216	$217	$-	$-
Due after one year through five years	1,895	1,924	-	-
Due after five years through ten years	4,226	4,287	-	-
Due after ten years	229,491	225,816	-	-
Residential mortgage backed securities	332,779	323,736	-	-
Commercial mortgage backed securities	78,950	75,855	-	-

Total	$647,557	$631,835	$-	$-

Investment securities with carrying amounts of $462,954 and $371,190 at December 31, 2022 and December 31, 2021, respectively, were pledged as collateral for public deposits and securities sold under agreement to repurchase.

Gross realized gains and losses are included in net gains on sales of securities in the Consolidated Statements of Income. Total gross realized gains and gross realized losses from the sale of investment securities for each of the years ended December 31 were:

	2022	2021	2020
Gross realized gains	$-	$4,257	$1,656
Gross realized losses	-	2,879	827

Net realized gains	$-	$1,378	$829